Related Parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
(a)Subsidiaries, associates and joint ventures
The subsidiaries, associates and joint ventures of the Company are disclosed in note 46.
All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10 Consolidated Financial Statements, IFRS 11 Joint Arrangements and IAS 28 Investments in Associates
and Joint Ventures.
(b)Key management remuneration
Key management personnel include Executive Directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to US$17.3 million (2024: US$13.2 million) for 2025.
The details of key management personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 44 (c).
(c)Directors’ and prescribed officers’ remuneration
None of the Directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries.
None of the Directors or officers of Gold Fields or any associate of such Director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.
At 31 December 2025, the Executive Committee and Non-executive Directors’ beneficial interest in the issued and listed stated capital of the Company was nil% (2024: 0.1% and 2023: 0.1%). No one Director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.
Non-executive Directors (“NEDs”)
NEDs’ fees reflect their services as Directors and services on various subcommittees on which they serve.
NEDs do not participate in any of the short- or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.
The Remuneration Committee seeks to align NEDs’ fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders at the Annual General Meeting after recommendation by the Board.
44.Related parties continued
The following table summarises the remuneration for NEDs for the years ended 31 December 2025 and 2024:

	Directors Fees US$’000	Board fees Committee Fees US$’000	Total US$’000

Current directors
Y Suleman[1]	258.0	—	258.0
J McGill[2]	138.2	29.6	167.8
T Goodlace	93.6	60.8	154.4
A Andani[3]	93.6	68.0	161.6
P Sibiya[4]	93.6	76.0	169.6
C Bitar[5]	93.6	57.8	151.4
C Smit[6]	93.6	62.0	155.6
Z Bassa[7]	93.6	62.1	155.7
S McCrae	93.6	53.3	146.9
J MacKenzie[8]	39.6	4.5	44.1
M Rawlinson[9]	39.6	4.9	44.5
Exited directors
S Reid[10]	67.1	—	67.1
P Bacchus[11]	37.4	34.3	71.7
Total - 2025	1,235.1	513.3	1,748.4

Y Suleman	232.0	—	232.0
J McGill	91.4	72.3	163.7
T Goodlace	81.2	52.6	133.8
A Andani[3]	91.4	81.0	172.4
P Sibiya	81.2	63.3	144.5
C Bitar	91.4	52.0	143.4
C Smit	81.2	52.9	134.1
Z Bassa	37.7	10.3	48.0
S McCrae	37.7	4.3	42.0
S Reid[10]	151.0	—	151.0
P Bacchus	91.4	90.6	182.0
Total - 2024	1,067.6	479.3	1,546.9
1Y Suleman receives an all-inclusive fee as Chairperson of the Board.
2J McGill elected as the Lead Independent Director and Chair of the Remuneration Committee effective 29 May 2025. Retired as Chair and member of the Social and
Ethics Committee. Receives an all-inclusive fee from 29 May 2025.
3A Andani's term on the Audit Committee concluded on 29 May 2025. In addition to the fees disclosed above, A Andani received subsidiary board fees in 2025 for serving on the Gold Fields Ghana Limited and Abosso Goldfields Limited board amounting to US$86,630 (2024: US$81,460). The fees for these subsidiary boards are not determined by Gold Fields.
4PG Sibiya retired from the Social and Ethics Committee effective 29 May 2025.
5M Bitar elected as Chair of the Social and Ethics Committee effective 29 May 2025.
6C Smit elected as Chair of the Strategy and Investment Committee and member of the SET Committee and retired from the Technical Committee, all effective 29 May
2025.
7Z Bassa elected as Chair of the Risk Committee effective 29 May 2025.
8J MacKenzie appointed as Non-Executive Director to the Board with effective from 1 August 2025. Appointed to the Nomination and Governance Committee, Safety,
Health and Sustainable Development Committee, Strategy and Investment Committee and Technical Committee effective 1 December 2025.
9M Rawlinson appointed as Non-Executive Director to the Board with effective from 1 August 2025. Appointed to the Audit Committee, Remuneration Committee, Strategy
and Investment Committee, and Technical Committee effective 1 December 2025.
10S Reid retired as Director, Lead Independent Director and Chair of the Remuneration Committee effective 29 May 2025. Resigned as Non-Executive Director of the
Managing Board of the Gold Fields Netherlands Services B.V and Gold Fields Orogen Holding (BVI) Limited effective 31 March 2025. In addition to the fees disclosed above, S Reid received subsidiary board fees until resignation effective 31 March 2025 amounting to US$9,360 (2024: US$34,400).
11P Bacchus retired as Director and Chair of the Risk Committee and the Strategy and Investment Committee effective 29 May 2025.
Notes to the consolidated financial statements continued
for the year ended 31 December 2025
44.Related parties continued
Executive Committee
The following table summarises the remuneration for Executive Directors and prescribed officers:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2025
Executive directors
M Fraser	1,113.1	28.8	1,600.1	0.2	1,085.2	3,827.4
A Dall[5]	404.7	21.8	478.4	8.3	264.4	1,177.6
	1,517.8	50.6	2,078.5	8.5	1,349.6	5,005.0
Prescribed officers
K Carter	513.5	26.6	517.4	1.0	650.4	1,708.9
J Magagula	317.2	55.7	417.3	—	375.6	1,165.8
M Steyn[6]	525.7	26.6	642.9	115.4	304.6	1,615.2
C Gratias	478.7	18.3	608.6	0.2	326.4	1,432.2
G Lotz[7]	54.1	9.6	163.5	12.7	206.2	446.1
F Swanepoel[8]	575.3	26.6	649.0	39.1	423.9	1,713.9
J Sander[9]	110.7	18.7	259.2	22.3	117.3	528.2
M Preece[10]	452.2	22.1	530.1	276.6	381.2	1,662.2
L Rivera[11]	379.7	154.2	—	1,262.9	221.6	2,018.4
	3,407.1	358.4	3,788.0	1,730.2	3,007.2	12,290.9
Total - 2025	4,924.9	409.0	5,866.5	1,738.7	4,356.8	17,295.9
[1]The total US$ amounts paid for 2025 and included in salary were as follows: M Fraser US$324,480, C Gratias US$161,200 and A Dall US$150,000.
[2]The annual bonuses for the year ended 31 December 2025 were paid in February/March 2026.
[3]Other payments include business related reimbursements, leave encashment, long-service awards, acting allowances, retention bonuses, termination payments where applicable and any legislated payments.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5A Dall assumed the interim CFO role on 1 May 2024 and was appointed permanent CFO on 1 March 2025. The amount disclosed under "Other” reflects the acting allowance paid in January and February 2025, calculated at 20% of total fixed remuneration during the acting period.
6In addition to a local inflationary increase of 3.7% in 2025, M Steyn’s base salary increased from A$642,940 to A$771,528 following her appointment as EVP: People and
Sustainability and assumption of a dual executive portfolio, effective 1 April 2025.
M Steyn was appointed as EVP Sustainability effective 1 June 2024. Other payments include a second instalment amounting to A$178,571 relating to the total 2024 sign-
on payment of A$1.2 million payable over three annual instalments.
7  G Lotz received an acting allowance of 20% of total fixed remuneration up to 31 March 2025 while serving as Acting EVP: People, which is reflected under "Other”.
8In addition to a local inflationary increase of 3.7% in 2025, F Swanepoel’s base salary increased from A$782,653 to A$900,051 following his appointment as Chief
Operating Officer, effective 1 September 2025.
During 2025, F Swanepoel assumed responsibility for the South America asset portfolio in addition to his executive duties, requiring frequent travel between Australia and South America. The Board approved an exertion allowance of A$60,607, which is reflected under "Other”.
9J Sander assumed the role of Acting Chief Technical Officer on 1 September 2025 and received an acting allowance as part of the 2025 reporting year, which is reflected under "Other”.
10M Preece retired on 31 August 2025. His 2025 STI and LTI vesting were prorated to the retirement date. Payments for accrued annual leave are included under "Other”.
11L Rivera separated from the Company on 31 March 2025 through mutual agreement. Payments included under "Other” comprise accrued annual leave and statutory severance in accordance with Peruvian legislation. No STI was payable under the Group’s policy. LTI vesting was prorated to the termination date.
44.Related parties continued

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

2024
Executive directors
M Fraser[5]	943.1	26.8	335.4	—	401.9	1,707.2
P Schmidt[6]	311.5	25.4	113.2	23.4	(180.8)	292.7
	1,254.6	52.2	448.6	23.4	221.1	1,999.9
Prescribed officers
A Dall[7]	117.1	17.5	61.4	28.7	—	224.7
M Preece[8]	628.1	30.7	202.3	0.9	561.2	1,423.2
B Mokoatle	297.5	80.5	112.3	0.5	166.6	657.4
L Rivera[9]	839.6	202.4	—	520.5	415.6	1,978.1
N Chohan[10]	218.2	33.6	77.6	64.2	(35.0)	358.6
S Mathews[11]	104.2	6.0	46.2	30.0	(241.5)	(55.1)
R Bardien[12]	23.2	3.2	—	388.9	(211.4)	203.9
J Mortoti[13]	360.7	55.9	—	1,113.7	(152.0)	1,378.3
K Carter	497.9	26.2	139.1	8.3	277.5	949.0
J Magagula	293.0	50.7	105.5	—	224.2	673.4
M Steyn[14]	305.1	15.6	72.6	442.6	89.8	925.7
C Gratias[15]	134.3	6.5	47.2	598.0	—	786.0
G Lotz[16]	205.0	36.1	73.0	58.0	53.6	425.7
J Ricciardone[17]	221.8	17.2	102.0	31.0	—	372.0
F Swanepoel	535.1	26.2	151.1	42.0	185.1	939.5
	4,780.8	608.3	1,190.3	3,327.3	1,333.7	11,240.4
Total - 2024	6,035.4	660.5	1,638.9	3,350.7	1,554.8	13,240.3
[1]The total US$ amounts paid for 2024 and included in salary were as follows: M Frazer $312,000, C Gratias $46,746 and P Schmidt US$74,067..
[2]The annual bonuses for the year ended 31 December 2024 were paid in February/March 2025.
[3]Other payments include business related reimbursements, leave encashment, long-service awards, acting allowances, sign-on bonuses, termination payments where applicable and any legislated payments.
[4]The share-based payment expense is calculated in terms of IFRS Accounting Standards and is not the cash amounts paid.
5M Fraser was appointed as Chief Executive Officer effective 1 January 2024.
6P Schmidt retired at 30 June 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
7A Dall stepped into the interim CFO position on 1 May 2024 and received an acting allowance of 20% of total fixed remuneration for the 2024 reporting period reflected under “Other”.
8M Preece was appointed as Chief Operating Officer effective 15 March 2024.
[9]Other payments for 2025 include advance payment of portion of estimated Peru Utilidades.
10N Chohan retired at 31 August 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
11S Mathews retired at 31 March 2024. His cash incentive and share-based payment expense are pro-rated up to the date of retirement.
12R Bardien exited at 31 January 2024 through mutual separation. Other payments include accrued annual leave, payment in lieu of six months notice and pro-rated bonus for the 2023 financial year.
13J Mortoti exited at 30 June 2024 due to redundancy. Other payments include accrued annual leave, payment in lieu of six months notice and a redundancy payment in line with Ghana legislation.
14M Steyn was appointed as EVP Sustainability effective 1 June 2024. Other payments include a sign-on payment of A$1.2 million paid over three annual instalments.
15C Gratias was appointed as EVP Strategy and Corporate Development effective 1 August 2024. Other payments include a relocation and sign-on payment of
R7.4 million, as well as reimbursements for personal expenditure associated with relocation and immigration requirements. Upon appointment, he acquired and committed 20,000 Gold Fields American Depository Receipts and met his required MSR target of 100% of annual salary.
16  G Lotz stepped into the Acting EVP People and Organisational Effectiveness position on 13 October 2023. He received an acting allowance of 20% of total fixed remuneration for a portion of the 2023 reporting year and the 2024 reporting period which is reflected under “Other”.
17  J Ricciardone stepped into the Acting EVP Strategy, Planning and Corporate Development position on 1 April 2023. He received an acting allowance of 15% of total fixed remuneration for a portion of the 2023 reporting year and the 2024 reporting period which is reflected under “Other”.